Investments - Summary of Investments (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Listed
At fair value through OCI	$ 114.5	$ 65.7
Unlisted
– Asanko redeemable preference shares	0.0	99.7
Other	46.5	40.5
Investments	161.0	205.9
Assets held for sale	(21.1)	(153.3)
Investments	139.9	$ 106.2
Redeemable preference shares (in shares)		132,439,999
Redeemable preference shares, par value (in USD per share)		$ 132,439,999
Listed bonds
Unlisted
Other	37.2	$ 40.4
Non-listed and warrants
Unlisted
Other	9.3	0.1
Asanko Gold
Listed
At fair value through OCI	62.8	20.2
Unlisted
Assets held for sale	0.0	(53.6)
Asanko Gold | Redeemable preferred stock shares
Unlisted
Assets held for sale	0.0	(99.7)
Tesoro Gold Limited
Listed
At fair value through OCI	4.1	4.1
Mineral Resource Limited
Listed
At fair value through OCI	13.9	31.2
O3 Mining Inc
Listed
At fair value through OCI	21.1	0.0
Unlisted
Assets held for sale	$ (21.1)	$ 0.0